Concentration of Credit Risks (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Risks and Uncertainties [Abstract]
Schedule of Concentration Risk

As of September 30, 2023 and December 31, 2022, the Company had the following revenue and accounts receivable concentrations:

	September 30, 2023		December 31, 2022
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable
	(Unaudited)
Medicare payment	21%	20%	32%	18%

As of December 31, 2022 and 2021, the Company had revenue and accounts receivable concentration related to payments from Medicare as outlined in the table below:

	2022		2021
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Medicare payments	32%	18%	37%	16%